Condensed Unaudited Interim Consolidated Balance Sheets (Parentheticals) (USD $)	Feb. 28, 2014	Nov. 30, 2013
Unlimited common shares, par value (in Dollars per share)
Common shares - Issued	22,819,711	21,430,611
Common shares - outstanding	22,819,711	21,430,611